Firsthand Alternative Energy Fund
Firsthand Alternative Energy Fund (ALTEX)
INVESTMENT OBJECTIVE
Firsthand Alternative Energy Fund seeks long-term growth of capital.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of Firsthand Alternative Energy Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Firsthand Alternative Energy Fund Firsthand Alternative Energy Fund USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Firsthand Alternative Energy Fund Firsthand Alternative Energy Fund
Management Fee	1.53%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	2.15%
Fee Waiver and/or Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.98%	[1]
[1]	Firsthand Capital Management, Inc. (the "Adviser"), the adviser to Firsthand Alternative Energy Fund, has contractually agreed, through April 30, 2020, to reduce its fees and/or make expense reimbursements so that the Fund's total annual operating expenses (net of Rule 12b-1 and shareholder servicing fees, if any) are limited to 1.98% of the Fund's average daily net assets up to $200 million, 1.93% of such assets from $200 million to $500 million, 1.88% of such assets from $500 million to $1 billion, and 1.83% of such assets in excess of $1 billion. This agreement shall terminate automatically in the event of its assignment by the Adviser and shall not be assignable by Firsthand Funds (the "Trust") without the consent of the Adviser. This agreement may also be terminated at any time by the Board of Trustees of the Trust, or by a vote of a majority of the Fund's outstanding voting securities on behalf of the Fund, or by the Adviser, on sixty (60) days' written notice addressed to the other party at its principal place of business. The Adviser has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

Example—

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund | USD ($)	201	657	1,139	2,469

Portfolio Turnover—

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, we invest at least 80% of the Fund's assets in alternative energy and alternative energy technology companies, both U.S. and international. Alternative energy currently includes energy generated through solar, hydrogen, wind, geothermal, hydroelectric, tidal, biofuel, and biomass. Alternative energy technologies currently include, but are not limited to, technologies that enable energies to be tapped, stored, or transported, such as fuel cells; services or technologies that conserve or enable more efficient utilization of energy; and technologies that help minimize harmful emissions from existing energy sources, such as helping reduce carbon emissions. Because there are no market capitalization restrictions on the Fund's investments, the Fund may purchase stocks of any capitalization, including, but not limited to, large-cap, mid-cap or small-cap stocks. There is also no percentage limit on the Fund's ability to invest in foreign and emerging markets securities. The Fund's international stock investments may include stocks of companies based in or doing substantial business in both developed markets and emerging markets. The Fund may also from time to time, as part of its principal investment strategies, invest a substantial portion of its assets in cash or cash equivalents.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. Conversely, we sell securities of a company when its market price exceeds its intrinsic value or when alternative investments present better potential for capital appreciation. When assessing a company's intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in alternative energy and clean technology industries. Although some of the Fund's holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund's investments.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to the following principal risks.

General Securities Market Risk—Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant equity holdings in alternative energy and clean technology industries.

Alternative Energy Industries Concentration Risk—The alternative energy and clean technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies. They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives, subsidies and other government regulations, as well as world events and economic conditions.

Non-Diversification Risk—A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

Small-Cap Companies Risk—The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of smaller sales over an extended period of time.

Foreign Securities Risk—The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts, on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to the Fund's shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. The Fund is permitted to hedge that currency risk, but it normally does not intend to do so. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

Emerging Markets Risk—The Fund may also invest a substantial portion of its assets in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Cash Strategy Risk—The Fund may, from time to time, invest a substantial portion of its assets in cash or cash equivalents. If the stock market were to appreciate substantially during the time when the Fund is holding a substantial portion of its assets in cash, the Fund may underperform the market.

PERFORMANCE

The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 10 years. The performance table shows how the average annual total returns of the Fund, over certain periods of time, compare to those of a broad-based market index (the Standard & Poor's 500 Index), as well as a technology sector-heavy index (the NASDAQ Composite Index) and an alternative energy sector-focused index (the WilderHill Clean Energy Index). Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index. The WilderHill Clean Energy Index was selected for comparison because it is an index of companies involved in clean energy (e.g., solar, wind, geothermal) and energy conservation. The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future.

Best Quarter:	2	nd Quarter, 2013	28.64%
Worst Quarter:	3	rd Quarter, 2011	(37.36%)

Average Annual Returns - Firsthand Alternative Energy Fund		1 Year	5 Years	10 Years
Firsthand Alternative Energy Fund		(18.57%)	(3.25%)	(0.35%)
After Taxes on Distributions | Firsthand Alternative Energy Fund		(18.57%)	(3.26%)	(0.35%)
After Taxes on Distributions and Sale of Fund Shares | Firsthand Alternative Energy Fund		(10.98%)	(2.43%)	(0.26%)
Standard & Poor's 500 Index	[1]	(4.39%)	8.48%	13.10%
NASDAQ Composite Index	[1]	(2.81%)	11.05%	16.85%
WilderHill Clean Energy Index	[1]	(14.60%)	(7.10%)	(5.73%)
[1]	Does not reflect deduction of fees, expenses, or taxes.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).